Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0000075488
Registrant Name	PACIFIC GAS & ELECTRIC Co
Registration File Number	333-277286-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES